AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 1, 2000
                                    FILE NOS.
                                   333-72017
                                   811-09227

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       POST-EFFECTIVE AMENDMENT NO. 3 /X/

                                     AND/OR

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940

                               AMENDMENT NO. 4 /X/

               ALLSTATE LIFE INSURANCE COMPANY SEPARATE ACCOUNT A
                           (Exact Name of Registrant)

                         ALLSTATE LIFE INSURANCE COMPANY
                               (Name of Depositor)

                         ALLSTATE LIFE INSURANCE COMPANY
                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                 1-800/390-1277
         (Address and Telephone Number of Depositor's Principal Offices)

                               MICHAEL J. VELOTTA
              SENIOR VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                         ALLSTATE LIFE INSURANCE COMPANY
                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847/402-2400
       (Name, Complete Address and Telephone Number of Agent for Service)

                                   COPIES TO:

       RICHARD T. CHOI, ESQUIRE                  TERRY R. YOUNG, ESQUIRE
    FREEDMAN, LEVY, KROLL & SIMONDS       ALLSTATE LIFE FINANCIAL SERVICES, INC.
     1050 CONNECTICUT AVENUE, N.W.                3100 SANDERS ROAD, J5B
               SUITE 825                        NORTHBROOK, ILLINOIS 60062
      WASHINGTON, D.C. 20036-5366

Approximate date of proposed public offering:  Continuous.

It is proposed that this filing will be come effective (check appropriate box):

/X/ immediately upon filing pursuant to paragraph (b) of Rule 485
/ / on January 31, 2000 pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

/ / This post-effective amendment designates a new effective date for a previsously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in the Allstate Life Insurance Company Separate Account A under flexible premium deferred variable annuity contracts.

                                EXPLANATORY NOTE

Registrant is filing this post-effective amendment ("Amendment") for the purpose of adding two new variable sub-accounts that will be available under the deferred variable annuity contracts described in the registration statement. The Amendment is not intended to amend or delete any part of the registration statement, except as specifically noted herein.

                         ALLSTATE LIFE INSURANCE COMPANY
               ALLSTATE LIFE INSURANCE COMPANY SEPARATE ACCOUNT A

                   SUPPLEMENT, DATED FEBRUARY 1, 2000, TO THE
               PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITY PROSPECTUS
                              DATED APRIL 30, 1999

This supplement amends the above-referenced prospectus for the Putnam Allstate Advisor Variable Annuity Contract (the "Contract"), offered by Allstate Life Insurance Company, to add two new Variable Sub-Accounts. Please keep this supplement for future reference together with your prospectus.

COVER PAGE:  REPLACE THE SECOND PARAGRAPH WITH THE FOLLOWING:

    The Contract currently offers 27 investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include 3 fixed account options ("FIXED ACCOUNT OPTIONS") and 24 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Allstate Life Insurance Company Separate Account A ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in the Class IB shares of one of the following mutual fund portfolios ("FUNDS") of Putnam Variable Trust:

        Putnam VT American Government Income Fund            Putnam VT International Growth and Income Fund
        Putnam VT Asia Pacific Growth Fund                   Putnam VT International New Opportunities Fund
        Putnam VT Diversified Income Fund                    Putnam VT Investors Fund
        Putnam VT The George Putnam Fund of Boston           Putnam VT Money Market Fund
        Putnam VT Global Asset Allocation Fund               Putnam VT New Opportunities Fund
        Putnam VT Global Growth Fund                         Putnam VT New Value Fund
        Putnam VT Growth and Income Fund                     Putnam VT OTC & Emerging Growth Fund
        Putnam VT Growth Opportunities Fund                  Putnam VT Research Fund
        Putnam VT Health Sciences Fund                       Putnam VT Small Cap Value Fund
        Putnam VT High Yield Fund                            Putnam VT Utilities Growth and Income Fund
        Putnam VT Income Fund                                Putnam VT Vista Fund
        Putnam VT International Growth Fund                  Putnam VT Voyager Fund

CHANGE ALL REFERENCES THROUGHOUT THE PROSPECTUS TO THE AVAILABILITY OF "22" VARIABLE SUB-ACCOUNTS TO "24" VARIABLE SUB-ACCOUNTS, AND "25" INVESTMENT ALTERNATIVES TO "27" INVESTMENT ALTERNATIVES.

PAGE 8: INSERT THE FOLLOWING TO THE CHART DESCRIBING FUND ANNUAL EXPENSES:

    ---------------------------------------------------- -------------- ----------------- ---------------- ----------------
                                                          Management                      Other Expenses    Total Annual
    Fund                                                     Fees          12b-1 Fees           --------    Fund Expenses
    ----                                                     ----          ----------                       -------------
    Putnam VT American Government Income Fund(4)             .41%             .15%             .49%             1.05%
    Putnam VT Growth Opportunities Fund(4)                   .70%             .15%             .20%             1.05%
   ---------------------------------------------------- -------------- ----------------- ---------------- ----------------

PAGE 8: INSERT ", PUTNAM VT GROWTH OPPORTUNITIES FUND AND PUTNAM VT AMERICAN GOVERNMENT INCOME FUND" TO THE PARENTHETICAL IN THE FIRST SENTENCE OF FOOTNOTE
(1) TO THE CHART DESCRIBING FUND ANNUAL EXPENSES.

PAGE 8: APPEND THE FOLLOWING TO THE END OF FOOTNOTE (1):

See the Fund's prospectus for more information about 12b-1 fees payable under the Fund's distribution plan.

PAGE 8: INSERT THE FOLLOWING AFTER FOOTNOTE (3) TO THE CHART DESCRIBING FUND ANNUAL EXPENSES:

    (4) Putnam VT American Government Income Fund and Putnam VT Growth Opportunities Fund commenced operations on JANUARY 31, 2000; therefore, the management fees, 12b-1 fees, other expenses and total annual fund expenses are based on estimates for the funds' first fiscal year. Absent voluntary reductions and reimbursements, the estimated management fees, 12b-1 fees, other expenses, and total annual fund expenses for the Putnam VT American Government Income Fund expressed as a percentage of average net assets of the fund would have been as follows:

         -----------------------------------------------------------------------------------------------------
         Putnam VT American Government Income Fund            .65%     .15%     .49%     1.29%

         -----------------------------------------------------------------------------------------------------

PAGE 9:  INSERT THE FOLLOWING TO EXAMPLE 1:

    Sub-Account                                             1 Year           3 Years
    -----------                                             ------           -------
    Putnam VT American Government Income                     $87               $127
    Putnam VT Growth Opportunities                           $87               $127

PAGE 10:  INSERT THE FOLLOWING TO EXAMPLE 2:

    Sub-Account                                             1 Year           3 Years
    -----------                                             ------           -------
    Putnam VT American Government Income                     $27               $84
    Putnam VT Growth Opportunities                           $27               $84


PAGE 11: REPLACE THE THIRD PARAGRAPH UNDER FINANCIAL INFORMATION WITH THE
FOLLOWING:

    The combined statutory basis financial statements of Allstate as of and for the periods ended December 31, 1998, and unaudited financial statements for Allstate as of and for the period ended September 30, 1999, appear in the Statement of Additional Information. Unaudited financial statements for the Variable Account as of and for the period ended December 31, 1999 appear in the Statement of Additional Information.

PAGE 15: INSERT THE FOLLOWING TO THE TABLE DESCRIBING THE INVESTMENT OBJECTIVE OF EACH FUND:

    -------------------------------------------------- ---------------------------------------------------------
    FUND:                                              EACH FUND SEEKS:
    -------------------------------------------------- ---------------------------------------------------------
    Putnam VT American Government Income Fund          High current income with preservation of capital as a
                                                       secondary objective
    -------------------------------------------------- ---------------------------------------------------------
    Putnam VT Growth Opportunities Fund                Capital appreciation
    -------------------------------------------------- ---------------------------------------------------------

                         ALLSTATE LIFE INSURANCE COMPANY
               ALLSTATE LIFE INSURANCE COMPANY SEPARATE ACCOUNT A

                   SUPPLEMENT, DATED FEBRUARY 1, 2000, TO THE
             PUTNAM ALLSTATE ADVISOR-A VARIABLE ANNUITY PROSPECTUS
                             DATED OCTOBER 25, 1999

This supplement amends the above-referenced prospectus for the Putnam Allstate Advisor - A Variable Annuity Contract (the "Contract"), offered by Allstate Life Insurance Company, to add two new Variable Sub-Accounts. Please keep this supplement for future reference together with your prospectus.

COVER PAGE:  REPLACE THE SECOND PARAGRAPH WITH THE FOLLOWING:

    The Contract currently offers 27 investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include 3 fixed account options ("FIXED ACCOUNT OPTIONS") and 24 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Allstate Life Insurance Company Separate Account A ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in the Class IB shares of one of the following mutual fund portfolios ("FUNDS") of Putnam Variable Trust:

        Putnam VT American Government Income Fund            Putnam VT International Growth and Income Fund
        Putnam VT Asia Pacific Growth Fund                   Putnam VT International New Opportunities Fund
        Putnam VT Diversified Income Fund                    Putnam VT Investors Fund
        Putnam VT The George Putnam Fund of Boston           Putnam VT Money Market Fund
        Putnam VT Global Asset Allocation Fund               Putnam VT New Opportunities Fund
        Putnam VT Global Growth Fund                         Putnam VT New Value Fund
        Putnam VT Growth and Income Fund                     Putnam VT OTC & Emerging Growth Fund
        Putnam VT Growth Opportunities Fund                  Putnam VT Research Fund
        Putnam VT Health Sciences Fund                       Putnam VT Small Cap Value Fund
        Putnam VT High Yield Fund                            Putnam VT Utilities Growth and Income Fund
        Putnam VT Income Fund                                Putnam VT Vista Fund
        Putnam VT International Growth Fund                  Putnam VT Voyager Fund

CHANGE ALL REFERENCES THROUGHOUT THE PROSPECTUS TO THE AVAILABILITY OF "22" VARIABLE SUB-ACCOUNTS TO "24" VARIABLE SUB-ACCOUNTS, AND "25" INVESTMENT ALTERNATIVES TO "27" INVESTMENT ALTERNATIVES.

PAGE 8: INSERT THE FOLLOWING TO THE CHART DESCRIBING FUND ANNUAL EXPENSES:

    ---------------------------------------------------- -------------- ----------------- ---------------- ----------------
                                                          Management                      Other Expenses    Total Annual
    Fund                                                     Fees          12b-1 Fees           --------    Fund Expenses
    ----                                                     ----          ----------                       -------------
    Putnam VT American Government Income Fund(4)             .41%             .15%             .49%             1.05%
    Putnam VT Growth Opportunities Fund(4)                   .70%             .15%             .20%             1.05%
    ---------------------------------------------------- -------------- ----------------- ---------------- ----------------

PAGE 8: INSERT ", PUTNAM VT GROWTH OPPORTUNITIES FUND AND PUTNAM VT AMERICAN GOVERNMENT INCOME FUND" TO THE PARENTHETICAL IN THE FIRST SENTENCE OF FOOTNOTE
(1) TO THE CHART DESCRIBING FUND ANNUAL EXPENSES.

PAGE 8: APPEND THE FOLLOWING TO THE END OF FOOTNOTE (1):

See the Fund's prospectus for more information about 12b-1 fees payable under the Fund's distribution plan.

PAGE 8: INSERT THE FOLLOWING AFTER FOOTNOTE (3) TO THE CHART DESCRIBING FUND ANNUAL EXPENSES:

    (4) Putnam VT American Government Income Fund and Putnam VT Growth Opportunities Fund commenced operations on January 31, 2000; therefore, the management fees, 12b-1 fees, other expenses and total annual fund expenses are based on estimates for the funds' first fiscal year. Absent voluntary reductions and reimbursements, the estimated management fees, 12b-1 fees, other expenses, and total annual fund expenses for the Putnam VT American Government Income Fund expressed as a percentage of average net assets of the fund would have been as follows:

         -----------------------------------------------------------------------------------------------------
         Putnam VT American Government Income Fund            .65%     .15%     .49%     1.29%

         -----------------------------------------------------------------------------------------------------

PAGE 9:  INSERT THE FOLLOWING TO THE EXAMPLE:

    Sub-Account                                             1 Year           3 Years
    -----------                                             ------           -------
    Putnam VT American Government Income                     $80               $127
    Putnam VT Growth Opportunities                           $80               $127

PAGE 10: REPLACE THE SECOND SENTENCE OF THE SECOND PARAGRAPH UNDER FINANCIAL INFORMATION WITH THE FOLLOWING:

    Accordingly, there are no Accumulation Unit Values included for the Contracts.

PAGE 10: REPLACE THE SECOND SENTENCE OF THE THIRD PARAGRAPH UNDER FINANCIAL INFORMATION WITH THE FOLLOWING:

    Unaudited financial statements for the Variable Account as of and for the period ended December 31, 1999 appear in the Statement of Additional Information.

PAGE 10: REPLACE THE FOURTH PARAGRAPH UNDER FINANCIAL INFORMATION WITH THE
FOLLOWING:

    The combined statutory basis financial statements of Allstate as of and for the periods ended December 31, 1998, and unaudited financial statements for Allstate as of and for the period ended September 30, 1999, appear in the Statement of Additional Information.

PAGE 14: INSERT THE FOLLOWING TO THE TABLE DESCRIBING THE INVESTMENT OBJECTIVE OF EACH FUND:

    -------------------------------------------------- ---------------------------------------------------------
    FUND:                                              EACH FUND SEEKS:
    -------------------------------------------------- ---------------------------------------------------------
    Putnam VT American Government Income Fund          High current income with preservation of capital as a
                                                       secondary objective
    -------------------------------------------------- ---------------------------------------------------------
    Putnam VT Growth Opportunities Fund                Capital appreciation
    -------------------------------------------------- ---------------------------------------------------------

                         ALLSTATE LIFE INSURANCE COMPANY
               ALLSTATE LIFE INSURANCE COMPANY SEPARATE ACCOUNT A

                     SUPPLEMENT, DATED FEBRUARY 1, 2000, TO
                    PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITY
                  PUTNAM ALLSTATE ADVISOR - A VARIABLE ANNUITY
                       STATEMENT OF ADDITIONAL INFORMATION
                             DATED OCTOBER 25, 1999

This supplement amends certain disclosure contained in the above-referenced Statement of Additional Information ("SAI") for the Putnam Allstate Advisor and Putnam Allstate Advisor - A Variable Annuity Contracts (the "Contracts") offered by Allstate Life Insurance Company ("Allstate"), to add two new Variable Sub-Accounts.

PAGE 4: APPEND THE FOLLOWING TO THE FOURTH PARAGRAPH UNDER STANDARDIZED TOTAL
RETURNS:

    No standardized total returns are shown for Putnam VT American Government Income and Putnam VT Growth Opportunities Variable Sub-Accounts, which had not commenced operations as of FEBRUARY 1, 2000.

PAGE 8: APPEND THE FOLLOWING TO THE SIXTH PARAGRAPH UNDER NON-STANDARDIZED TOTAL
RETURNS:

    No non-standardized total returns are shown for Putnam VT American Government Income and Putnam VT Growth Opportunities Variable Sub-Accounts, which had not commenced operations as of FEBRUARY 1, 2000.

PAGE 12: APPEND THE FOLLOWING TO THE SECOND PARAGRAPH UNDER ADJUSTED HISTORICAL
RETURNS:

    No adjusted historical total returns are shown for Putnam VT American Government Income and Putnam VT Growth Opportunities Variable Sub-Accounts as the Funds in which they invest commenced operations as of JANUARY 31, 2000.

PAGE 23: REPLACE THE SENTENCE UNDER THE HEADING "EXPERTS" WITH THE FOLLOWING:

    The combined statutory basis financial statements of Allstate as of and for the periods ended December 31, 1998 that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

PAGE 23: REPLACE THE SECTION ENTITLED "COMBINED STATUTORY BASIS FINANCIAL STATEMENTS" WITH THE FOLLOWING:

    FINANCIAL STATEMENTS

    The combined statutory basis financial statements of Allstate as of and for the periods ended December 31,1998 and the accompanying Reports of Independent Auditors appear on the pages that follow. The financial statements of the Variable Account as of and for the period ended
    December 31, 1999 and Allstate as of and for the period ended
    September 30, 1999 also appear on the pages that follow and are unaudited. The financial statements of Allstate included herein should be considered only as bearing upon the ability of Allstate to meet its obligations under the Contracts.

                         ALLSTATE LIFE INSURANCE COMPANY
                    COMBINED STATEMENTS OF FINANCIAL POSITION
                                (STATUTORY BASIS)

                                                              SEPTEMBER 30,            DECEMBER 31,
                                                            ------------------------------------------
($ in thousands)                                                  1999                     1998
                                                            -------------------    -------------------
                                                              (UNAUDITED)
ASSETS
Cash and invested assets
     Bonds (fair value $25,682,321 and $25,480,639)            $25,091,243            $23,359,823
     Preferred stocks (alternative carrying value
         $258,160 and  $325,954)                                   258,161                294,478
     Common stocks (cost $305,388 and $232,780)                    507,880                428,034
     Mortgage loans on real estate                               3,673,234              3,316,586
     Real estate                                                    23,754                 25,196
     Policy loans                                                  595,269                570,001
     Cash                                                           63,768                 90,715
     Short-term investments                                        541,935                420,013
     Other invested assets                                         156,504                232,855
                                                               -----------            -----------
         Cash and invested assets                               30,911,748             28,737,701
Investment income due and accrued                                  379,955                342,535
Life and accident and health insurance
     premiums due and deferred                                     106,396                129,692
Other assets                                                        76,412                 69,655
Assets related to Separate Accounts                             12,722,167             10,877,884
                                                               -----------            -----------
         Total assets                                          $44,196,678            $40,157,467
                                                               ===========            ===========
LIABILITIES
Policy benefit and other insurance reserves                    $28,017,364            $26,073,039
Interest maintenance reserve                                       113,624                116,821
Federal income taxes due or accrued                                 55,460                 30,813
Payable to parent and affiliates                                    40,233                 64,045
Other liabilities and accrued expenses                             263,011                162,900
Asset valuation reserve                                            410,366                374,475
Allocation of assets to the Separate Accounts                       57,798                 32,164
Liabilities related to Separate Accounts                        12,722,167             10,877,884
                                                               -----------            -----------
         Total liabilities                                      41,680,023             37,732,141
                                                               -----------            -----------

CAPITAL AND SURPLUS
Preferred capital stock                                            178,049                174,999
Capital paid up (common stock, $214 par value,
       22,700  shares authorized,
     issued and outstanding in 1999 and 1998, respectively)          4,858                  4,858
Gross paid in and contributed capital                              556,526                556,526
Unassigned surplus                                               1,777,222              1,688,943
                                                               -----------            -----------
         Total capital and surplus                               2,516,655              2,425,326
                                                               -----------            -----------
         Total liabilities, capital  and surplus               $44,196,678            $40,157,467
                                                               ===========            ===========


See notes to combined financial statements (statutory basis).

                         ALLSTATE LIFE INSURANCE COMPANY
                        COMBINED STATEMENTS OF OPERATIONS
                                (STATUTORY BASIS)

($ in thousands)                                                      3 MONTHS ENDED                       9 MONTHS ENDED
                                                                      SEPTEMBER 30,                        SEPTEMBER 30,
                                                            ------------------------------------------------------------------------
                                                                 1999               1998                1999               1998
                                                            --------------    ----------------    ----------------    --------------
                                                                        (UNAUDITED)                            (UNAUDITED)
REVENUES
Premiums and annuity considerations                            $ 2,285,098          $1,464,581          $5,907,418      $4,392,409
Net investment income, including amortization of the
    Interest maintenance reserve of $8,767,$16,427,$60,279
    and $61,879                                                    543,406             523,910           1,669,948       1,585,187
Income from fees associated with Separate Accounts                  38,484              35,752             109,347          87,502
Other income                                                        54,776              28,063             139,075          81,073
                                                               -----------         -----------         -----------     -----------
                                                                 2,921,764           2,052,306           7,825,788       6,146,171
                                                               -----------         -----------         -----------     -----------
POLICY BENEFITS AND EXPENSES
Provision for policy benefits                                    1,762,473             953,984           4,968,866       3,035,689
Commissions and general insurance expenses                         274,939             234,367             740,016         675,598
Insurance taxes, licenses and fees                                  15,878              21,097              62,148          54,688
Net transfers to Separate Accounts                                 493,790             392,206             871,694       1,133,448
Maturities and other scheduled payments                            330,865             364,931             931,985         929,530
                                                               -----------         -----------         -----------     -----------
                                                                 2,877,945           1,966,585           7,574,709       5,828,953
                                                               -----------         -----------         -----------     -----------

Net gain from operations before dividends to policyholders,
     Federal income taxes and net realized capital gains            43,819              85,721             251,079         317,218

Dividends to policyholders                                              35                  39                 138             123
                                                               -----------         -----------         -----------     -----------

Net gains from operations after dividends to
    policyholders and before federal income taxes and net
    realized Capital gains                                          43,784              85,682             250,941         317,095

Federal income taxes                                                31,984              29,987              80,576          98,586
                                                               -----------         -----------         -----------     -----------

Net gain from operations after dividends to policyholders
     and federal income taxes and net realized capital
     gains                                                          11,800              55,695             170,365         218,509

Net realized capital gains less federal income taxes
    and amounts transferred to the interest maintenance
    reserve                                                          7,929              44,319              87,698         134,322
                                                               -----------         -----------         -----------     -----------

Net income                                                     $    19,729         $   100,014         $   258,063     $   352,831
                                                               ===========         ===========         ===========     ===========


See notes to combined financial statements (statutory basis).

                         ALLSTATE LIFE INSURANCE COMPANY
                        COMBINED STATEMENTS OF CASH FLOWS
                                (STATUTORY BASIS)

                                                                                    9 MONTHS ENDED SEPTEMBER 30,
                                                                           ---------------------------------------------
($ in thousands)                                                                   1999                     1998
                                                                           ---------------------    --------------------
                                                                                             (UNAUDITED)
CASH FROM OPERATIONS
Premiums and annuity considerations                                              $4,722,641               $2,258,288
Annuity and other fund deposits                                                   1,101,239                2,077,359
Investment income received                                                        1,466,538                1,387,799
Other premiums, considerations and deposits                                         110,402                   69,586
Income from fees associated with Separate Accounts                                  109,347                   87,502
Allowances and reserve adjustments received
      on reinsurance ceded                                                          125,692                  (45,780)
Other income received                                                                19,572                    7,003
Life and accident and health claims,
     surrender benefits and other benefits paid                                  (3,960,885)              (3,523,425)
Commissions, other expenses and taxes paid
     (excluding federal income taxes)                                              (813,995)                (638,253)
Net transfers to Separate Accounts                                                 (854,957)              (1,128,175)
Dividends paid to policyholders                                                        (145)                    (144)
Federal income taxes paid (excluding tax on capital gains)                          (52,612)                 (66,519)
                                                                                -----------              -----------
Net cash from operations                                                          1,972,837                  485,241
                                                                                -----------              -----------

CAH FROM INVESTMENTS
Proceeds from investments sold, matured or repaid,
     net of tax                                                                   8,966,326                7,405,716
Cost of long-term investments acquired                                          (10,817,272)              (7,684,460)
Net increase in policy loans                                                        (25,268)                 (32,279)
                                                                                -----------              -----------
         Net cash from (used for) investments                                    (1,876,214)                (311,023)
                                                                                -----------              -----------

CASH FROM FINANCING AND MISCELLANEOUS SOURCES
Surplus paid in                                                                     (21,950)                     521
Dividends to stockholders                                                           (52,067)                 (55,018)
Borrowed Money                                                                       82,735                   78,251
Other                                                                               (10,366)                  21,072
                                                                                -----------              -----------
         Net cash from (used for) financing and
             miscellaneous sources                                                   (1,648)                  44,826
                                                                                -----------              -----------

Net change in cash and short-term investments                                        94,975                  219,044
Cash and short-term investments at beginning of year                                510,728                  167,238
                                                                                -----------              -----------
Cash and short-term investments at end of year                                  $   605,703              $   386,282
                                                                                ===========              ===========



See notes to combined financial statements (statutory basis).

                         ALLSTATE LIFE INSURANCE COMPANY
                     NOTES TO COMBINED FINANCIAL STATEMENTS
                                (STATUTORY BASIS)
                  NINE MONTHS ENDED SEPTEMBER 30, 1999 AND 1998


      ($ IN THOUSANDS)


1.   GENERAL

     BASIS OF PRESENTATION
         The accompanying combined statutory basis financial statements include the accounts of Allstate Life Insurance Company ("ALIC") and its wholly owned U.S. domiciled life, accident and health insurance subsidiaries, Northbrook Life Insurance Company ("NLIC"), Lincoln Benefit Life Company ("LBL"), Surety Life Insurance Company ("SLIC"), Glenbrook Life and Annuity Company ("GLAC"), and Allstate Life Insurance Company of New York ("ALNY"), Charter Life Insurance Company ("CLIC") and Intramerica Life Insurance Compamy (ILIC"), (collectively the "Company"). ALIC is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation").
         To conform with the 1999 presentation, certain amounts in the prior year's financial statements have been reclassified.

     NATURE OF OPERATIONS
         The consolidated financial statements and notes as of September 30, 1999 and for the three month and nine month period ended September 30, 1999 and 1998 are unaudited. The consolidated financial statements reflect all adjustments (consisting only of normal recurring accruals) which are, in the opinion of management, necessary for the fair presentation of the Financial position, results of operations and cash flows for the interim periods. The results of operations for the interim periods should not be considered indicative of results to be expected for the full year.

ALLSTATE LIFE INSURANCE COMPANY SEPARATE ACCOUNT A

FINANCIAL STATEMENTS AS OF DECEMBER 31, 1999 AND FOR THE PERIOD ENDED DECEMBER 31, 1999

ALLSTATE LIFE INSURANCE COMPANY SEPARATE ACCOUNT A

STATEMENT OF NET ASSETS
DECEMBER 31, 1999
--------------------------------------------------------------------------------

(unaudited)

ASSETS
Allocation to Sub-Accounts investing in the Putnam Variable Trust:
    Asia Pacific Growth, 278,466 shares (cost $3,789,956)                          $    4,803,532
    Diversified Income, 1,514,137 shares (cost $14,764,040)                            15,005,098
    The George Putnam Fund of Boston, 2,907,045 shares (cost $30,051,532)              29,012,305
    Global Asset Allocation, 142,637 shares (cost $2,627,571)                           2,795,686
    Global Growth, 559,039 shares (cost $12,776,277)                                   17,000,389
    Growth and Income, 4,691,832 shares (cost $128,157,309)                           125,506,496
    Health Sciences, 1,349,491 shares (cost $13,570,021)                               14,156,162
    High Yield, 818,296 shares (cost $8,868,651)                                        9,066,725
    Income, 982,477 shares (cost $12,309,231)                                          12,290,785
    International Growth, 1,234,900 shares (cost $21,528,251)                          26,698,544
    International Growth and Income, 470,967 shares (cost $6,838,545)                   7,168,122
    International New Opportunities, 409,062 shares (cost $7,108,499)                   9,522,959
    Investors, 5,495,714 shares (cost $71,619,605)                                     83,150,151
    Money Market, 16,872,573 shares (cost $16,872,573)                                 16,872,573
    New Opportunities, 1,114,500 shares (cost $36,579,176)                             48,413,875
    New Value, 566,900 shares (cost $6,938,279)                                         6,717,771
    OTC & Emerging Growth, 765,986 shares (cost $12,690,974)                           17,433,843
    Research, 1,540,836 shares (cost $20,578,935)                                      22,604,065
    Small Cap Value, 594,274 shares (cost $5,970,846)                                   6,121,017
    Utilities Growth and Income, 435,290 shares (cost $7,511,540)                       7,378,168
    Vista, 701,266 shares (cost $12,342,960)                                           14,481,152
    Voyager, 1,683,119 shares (cost $86,527,295)                                      111,271,035

        Total Assets                                                                  607,470,454

LIABILITIES
Payable to Allstate Life Insurance Company
    Accrued contract maintenance charges                                                   68,839
                                                                                   ----------------

        Net Assets                                                                 $   607,401,615
                                                                                   ================


See notes to financial statements

ALLSTATE LIFE INSURANCE COMPANY SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE PERIOD BEGINNING MAY 3, 1999 AND ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------

(unaudited)

                                                                    Putnam Variable Trust Sub-Accounts
                                    --------------------------------------------------------------------------------------------
                                                                          The George
                                          Asia                             Putnam Fund          Global
                                        Pacific          Diversified            of               Asset             Global
                                         Growth             Income            Boston           Allocation          Growth
                                    -----------------  ----------------- -----------------  ----------------- -----------------
INVESTMENT INCOME
Dividends                             $           -       $          -      $    603,870       $        289      $          -
Charges from Allstate Life
Insurance Company:
    Mortality and expense risk                (8,332)           (42,429)         (88,415)            (7,001)          (39,047)
    Administrative expense                        -                  -                 -                  -                 -
                                    -----------------  ----------------- -----------------  ----------------- -----------------
      Net investment income (loss)            (8,332)           (42,429)         515,455             (6,712)          (39,047)

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales
of investments:
    Proceeds from sales                       19,811             36,175          156,014              7,214           109,185
    Cost of investments sold                  18,686             35,881          156,846              7,217           101,580
                                    -----------------  ----------------- -----------------  ----------------- -----------------
      Net realized gains (losses)              1,125                294             (832)                (3)            7,605
                                    -----------------  ----------------- -----------------  ----------------- -----------------

Change in unrealized gains (losses)        1,013,576            241,058       (1,039,227)           168,116         4,224,112
                                    -----------------  ----------------- -----------------  ----------------- -----------------
      Net gains (losses) on
      investments                          1,014,701            241,352       (1,040,059)           168,113         4,231,717
                                    -----------------  ----------------- -----------------  ----------------- -----------------

CHANGE IN NET ASSETS
RESULTING FROM OPERATIONS                 $1,006,369          $ 198,923       $ (524,604)         $ 161,401        $4,192,670
                                    =================  ================= =================  ================= =================


      See notes to financial statements.

ALLSTATE LIFE INSURANCE COMPANY SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE PERIOD BEGINNING MAY 3, 1999 AND ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------

(unaudited)

                                                                    Putnam Variable Trust Sub-Accounts
                                    ---------------------------------------------------------------------------------------------
                                        Growth &               Health              High                           International
                                         Income               Sciences             Yield          Income             Growth
                                    ------------------ ------------------ ------------------ ------------------ ------------------
INVESTMENT INCOME
Dividends                            $             -    $          4,849    $            -     $            -    $             -
Charges from Allstate Life
Insurance Company:
    Mortality and expense risk               (398,152)           (38,903)           (25,156)        (35,910)           (60,294)
    Administrative expense                         -                  -                  -                  -                  -
                                    ------------------ ------------------ ------------------ ------------------ ------------------

      Net investment income (loss)           (398,152)           (34,054)           (25,156)           (35,910)           (60,294)

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales
of investments:
    Proceeds from sales                        78,513            120,049            736,350            181,921            193,345
    Cost of investments sold                  126,369            122,899            727,602            182,722            182,340
                                    ------------------ ------------------ ------------------ ------------------ ------------------

      Net realized gains (losses)             (47,856)            (2,850)             8,748               (801)            11,005
                                    ------------------ ------------------ ------------------ ------------------ ------------------

Change in unrealized gains (losses)        (2,650,813)           586,141            198,074            (18,445)         5,170,293
                                    ------------------ ------------------ ------------------ ------------------ ------------------

      Net gains (losses)
      on investments                       (2,698,669)           583,291            206,822            (19,246)         5,181,298
                                    ------------------ ------------------ ------------------ ------------------ ------------------


CHANGE IN NET ASSETS
RESULTING FROM OPERATIONS               $  (3,096,821)         $ 549,237          $ 181,666      $     (55,156)        $5,121,004
                                    ================== =================== ================= =================== =================


See notes to financial statements.

ALLSTATE LIFE INSURANCE COMPANY SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE PERIOD BEGINNING MAY 3, 1999 AND ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------

(unaudited)

                                                                  Putnam Variable Trust Sub-Accounts
                                    ----------------------------------------------------------------------------------------------
                                      International         International
                                       Growth and                New                               Money               New
                                         Income             Opportunities        Investors        Market          Opportunities
                                    ------------------ ------------------ ------------------ ------------------ ------------------
INVESTMENT INCOME
Dividends                                     $     -            $     -            $     -          $ 153,816            $     -
Charges from Allstate Life
Insurance Company:
    Mortality and expense risk                (19,894)           (17,878)          (217,860)          (47,820)          (108,364)
    Administrative expense                          -                  -                  -                  -                  -
                                    ------------------ ------------------ ------------------ ------------------ ------------------

      Net investment income (loss)            (19,894)           (17,878)          (217,860)           105,996           (108,364)


REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales
of investments:
    Proceeds from sales                       463,154            373,826            129,574          3,625,107             20,054
    Cost of investments sold                  442,666            346,771            118,977          3,625,107             18,865
                                    ------------------ ------------------ ------------------ ------------------ ------------------

      Net realized gains (losses)              20,488             27,055             10,597                  -              1,189
                                    ------------------ ------------------ ------------------ ------------------ ------------------

Change in unrealized gains (losses)           329,577          2,414,460         11,530,546                  -         11,834,699
                                    ------------------ ------------------ ------------------ ------------------ ------------------

      Net gains (losses)
      on investments                          350,065          2,441,515         11,541,143                  -         11,835,888
                                    ------------------ ------------------ ------------------ ------------------ ------------------


CHANGE IN NET ASSETS
RESULTING FROM OPERATIONS                   $ 330,171         $2,423,637        $11,323,283          $ 105,996        $11,727,524
                                    ================== =================== ================= =================== =================


See notes to financial statements.

ALLSTATE LIFE INSURANCE COMPANY SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE PERIOD BEGINNING MAY 3, 1999 AND ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------

(unaudited)

                                                                   Putnam Variable Trust Sub-Accounts
                                    ----------------------------------------------------------------------------------------------
                                                                OTC &                                              Utilities
                                           New                Emerging                            Small           Growth and
                                          Value                Growth            Research       Cap Value           Income
                                    ------------------ ------------------ ------------------------------------ ------------------
INVESTMENT INCOME
Dividends                                     $     -          $  36,702          $ 504,319         $  17,808            $     -
Charges from Allstate Life
Insurance Company:
    Mortality and expense risk                (23,561)           (30,805)           (60,946)          (17,840)           (21,930)
    Administrative expense                          -                  -                  -                 -                  -
                                    ------------------ ------------------ ------------------------------------ ------------------

      Net investment income (loss)            (23,561)             5,897            443,373               (32)           (21,930)

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales
of investments:
    Proceeds from sales                       511,204            244,974            104,735           343,642             57,562
    Cost of investments sold                  537,223            192,485            104,647           357,046             58,296
                                    ------------------ ------------------ ------------------------------------ ------------------

      Net realized gains (losses)             (26,019)            52,489                 88           (13,404)              (734)
                                    ------------------ ------------------ ------------------------------------ ------------------

Change in unrealized gains (losses)          (220,508)         4,742,868          2,025,131           150,171           (133,372)
                                    ------------------ ------------------ ------------------------------------ ------------------

      Net gains (losses)
      on investments                         (246,527)         4,795,357          2,025,219           136,767           (134,106)
                                    ------------------ ------------------ ------------------------------------ ------------------


CHANGE IN NET ASSETS
RESULTING FROM OPERATIONS                 $  (270,088)        $4,801,254         $2,468,592         $ 136,735        $  (156,036)
                                    ================== =================== ================= =================== =================


See notes to financial statements.

ALLSTATE LIFE INSURANCE COMPANY SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE PERIOD BEGINNING MAY 3, 1999 AND ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------

(unaudited)

                                                                     Putnam Variable Trust Sub-Accounts
                                                                ---------------------------------------------
                                                                      Vista                     Voyager
                                                                ------------------         ------------------
INVESTMENT INCOME
Dividends                                                               $ 930,830                    $     -
Charges from Allstate Life Insurance Company:
    Mortality and expense risk                                            (33,727)                  (273,748)
    Administrative expense                                                      -                          -
                                                                ------------------         ------------------

      Net investment income (loss)                                        897,103                   (273,748)


REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
    Proceeds from sales                                                    96,344                      5,467
    Cost of investments sold                                               89,711                      7,862
                                                                ------------------         ------------------

      Net realized gains (losses)                                           6,633                     (2,395)
                                                                ------------------         ------------------

Change in unrealized gains (losses)                                     2,138,192                 24,743,740
                                                                ------------------         ------------------

      Net gains (losses) on investments                                 2,144,825                 24,741,345
                                                                ------------------         ------------------


CHANGE IN NET ASSETS
RESULTING FROM OPERATIONS                                              $3,041,928                $24,467,597
                                                                ==================         ==================

See notes to financial statements.

ALLSTATE LIFE INSURANCE COMPANY SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD BEGINNING MAY 3, 1999 AND ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------

(unaudited)

                                                           Putnam Variable Trust Sub-Accounts
                                    --------------------------------------------------------------------------------------------
                                                                            The George
                                          Asia                             Putnam Fund         Global
                                        Pacific          Diversified            of              Asset             Global
                                         Growth            Income             Boston          Allocation          Growth
                                    ----------------- ------------------ ------------------- ---------------- ------------------
FROM OPERATIONS
Net investment income (loss)               $  (8,332)        $  (42,429)       $  515,455          $  (6,712)        $  (39,047)
Net realized gains (losses)                    1,125                294              (832)                (3)             7,605
Change in unrealized gains (losses)        1,013,576            241,058        (1,039,227)           168,116          4,224,112
                                    ----------------- ------------------ ------------------- ---------------- ------------------

Change in net assets resulting
from operations                            1,006,369            198,923          (524,604)            161,401         4,192,670
                                    ----------------- ------------------ ------------------- --------------- ------------------

FROM CAPITAL TRANSACTIONS
Deposits                                   2,747,456          5,717,042        12,891,820          1,240,444          6,205,016
Benefit payments                                   -             (3,417)                -                 -                (378)
Payments on termination                      (11,734)          (161,343)         (304,746)           (11,684)           (63,561)
Contract maintenance charges                    (544)            (1,700)           (3,288)              (317)            (1,926)
Transfers among the sub-accounts
  and with the Fixed Account - net         1,061,441          9,253,893        16,949,835          1,405,526          6,666,642
                                    ----------------- ------------------ ------------------- ---------------- ------------------

Change in net assets resulting
  from capital transactions                3,796,619         14,804,475        29,533,621          2,633,969         12,805,793
                                    ----------------- ------------------ ------------------- ---------------- ------------------

INCREASE (DECREASE) IN NET ASSETS          4,802,988         15,003,398        29,009,017          2,795,370         16,998,463

NET ASSETS AT BEGINNING OF PERIOD                  -                  -                 -                  -                  -
                                    ----------------- ------------------ ------------------- ---------------- ------------------

NET ASSETS AT END OF PERIOD              $ 4,802,988       $ 15,003,398      $ 29,009,017        $ 2,795,370       $ 16,998,463
                                    ================= ================== =================== ================ =================


See notes to financial statements.

ALLSTATE LIFE INSURANCE COMPANY SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD BEGINNING MAY 3, 1999 AND ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------

(unaudited)

                                                                      Putnam Variable Trust Sub-Accounts
                                     ---------------------------------------------------------------------------------------------
                                        Growth &            Health              High                               International
                                         Income            Sciences             Yield              Income              Growth
                                     -------------      -------------      -------------       -------------       -------------
FROM OPERATIONS
Net investment income (loss)         $   (398,152)         $ (34,054)          $(25,156)           $(35,910)            $(60,294)
Net realized gains (losses)               (47,856)            (2,850)             8,748                (801)              11,005
Change in unrealized gains (losses)    (2,650,813)           586,141            198,074             (18,445)           5,170,293
                                     -------------      -------------      -------------       -------------       -------------

Change in net assets resulting
  from operations                      (3,096,821)           549,237            181,666             (55,156)           5,121,004
                                     -------------      -------------      -------------       -------------       -------------

FROM CAPITAL TRANSACTIONS
Deposits                               66,564,874          6,876,229          4,841,415           4,349,939           11,178,109
Benefit payments                          (37,062)           (15,210)                 -                   -                    -
Payments on termination                (1,216,975)           (92,242)          (104,534)            (95,887)            (121,259)
Contract maintenance charges              (14,223)            (1,604)            (1,027)             (1,393)              (3,025)
Transfers among the sub-accounts
  and with the Fixed Account - net     63,292,481          6,838,148          4,148,178           8,091,890           10,520,690
                                     -------------      -------------      -------------       -------------       -------------

Change in net assets resulting
  from capital transactions           128,589,095         13,605,321          8,884,032          12,344,549          21,574,515
                                     -------------      -------------      -------------       -------------       -------------

INCREASE (DECREASE) IN NET ASSETS     125,492,274         14,154,558          9,065,698          12,289,393           26,695,519

NET ASSETS AT BEGINNING OF PERIOD               -                  -                  -                   -                    -
                                     -------------      -------------      -------------       -------------        -------------

NET ASSETS AT END OF PERIOD          $125,492,274        $14,154,558         $9,065,698        $ 12,289,393          $26,695,519
                                    ===============     ==============     ============       ===============       ============

See notes to financial statements.

ALLSTATE LIFE INSURANCE COMPANY SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD BEGINNING MAY 3, 1999 AND ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------

(unaudited)

                                                                      Putnam Variable Trust Sub-Accounts
                                     ---------------------------------------------------------------------------------------------
                                      International     International
                                       Growth and            New                                  Money                 New
                                         Income         Opportunities        Investors            Market            Opportunities
                                     -------------      -------------      -------------       -------------        -------------
FROM OPERATIONS
Net investment income (loss)          $ (19,894)           $ (17,878)         $ (217,860)         $  105,996           $ (108,364)
Net realized gains (losses)              20,488               27,055              10,597                   -                1,189
Change in unrealized gains (losses)     329,577            2,414,460          11,530,546                   -           11,834,699
                                     -----------          -----------        -----------         -----------          -----------

Change in net assets resulting
  from operations                       330,171            2,423,637          11,323,283             105,996           11,727,524
                                     -----------          -----------        -----------         -----------          -----------
FROM CAPITAL TRANSACTIONS
Deposits                              3,618,618            3,838,306          36,262,504          10,542,789           21,115,643
Benefit payments                              -                    -             (30,501)           (670,189)             (23,210)
Payments on termination                 (46,787)             (23,171)           (582,482)           (551,414)            (181,269)
Contract maintenance charges               (812)              (1,079)             (9,423)             (1,912)              (5,486)
Transfers among the sub-accounts
  and with the Fixed Account - net    3,266,120            3,284,187          36,177,347           7,445,391           15,775,186
                                     -----------          -----------        -----------         -----------          -----------

Change in net assets resulting
  from capital transactions           6,837,139            7,098,243          71,817,445          16,764,665           36,680,864
                                     -----------          -----------        -----------         -----------          -----------

INCREASE (DECREASE) IN NET ASSETS     7,167,310            9,521,880          83,140,728          16,870,661           48,408,388

NET ASSETS AT BEGINNING OF PERIOD             -                    -                   -                   -                    -
                                     -----------          -----------        -----------         -----------          -----------

NET ASSETS AT END OF PERIOD          $7,167,310           $9,521,880         $83,140,728         $16,870,661          $48,408,388
                                    ===============     ==============     ============       ===============       ============


See notes to financial statements.

ALLSTATE LIFE INSURANCE COMPANY SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD BEGINNING MAY 3, 1999 AND ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------

(unaudited)

                                                                        Putnam Variable Trust Sub-Accounts
                                              -------------------------------------------------------------------------------------
                                                                    OTC &                                                Utilities
                                                  New             Emerging                              Small           Growth and
                                                 Value             Growth           Research          Cap Value           Income
                                              -----------        -----------       ----------        ----------         ----------
FROM OPERATIONS
Net investment income (loss)                  $ (23,561)        $   5,897          $  443,373         $    (32)          $(21,930)
Net realized gains (losses)                     (26,019)           52,489                  88          (13,404)              (734)
Change in unrealized gains (losses)            (220,508)        4,742,868           2,025,131          150,171           (133,372)
                                              -----------      -----------          ----------        ----------         ----------

Change in net assets resulting
  from operations                              (270,088)        4,801,254           2,468,592          136,735           (156,036)
                                              -----------      -----------          ----------        ----------         ----------

FROM CAPITAL TRANSACTIONS
Deposits                                      4,631,791         7,611,399          10,121,156        3,738,103          3,637,575
Benefit payments                                      -                 -             (19,019)               -             (1,534)
Payments on termination                         (71,977)          (58,463)           (144,741)         (41,066)           (64,952)
Contract maintenance charges                       (761)           (1,975)             (2,562)            (694)              (836)
Transfers among the sub-accounts
  and with the Fixed Account - net            2,428,045         5,079,652          10,178,077        2,287,245          3,963,115
                                            -----------       -----------          ----------        ----------         ----------

Change in net assets resulting
  from capital transactions                   6,987,098        12,630,613          20,132,911        5,983,588          7,533,368
                                            -----------       -----------          ----------        ----------         ----------


INCREASE (DECREASE) IN NET ASSETS             6,717,010        17,431,867          22,601,503        6,120,323          7,377,332

NET ASSETS AT BEGINNING OF PERIOD                     -                 -                   -                -                  -
                                            -----------       -----------          ----------        ----------         ----------

NET ASSETS AT END OF PERIOD                  $6,717,010       $17,431,867         $22,601,503       $6,120,323         $7,377,332
                                            ===========      ============         ============      ============       ==========


See notes to financial statements.

ALLSTATE LIFE INSURANCE COMPANY SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD BEGINNING MAY 3, 1999 AND ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------

(unaudited)

                                                         Putnam Variable Trust Sub-Accounts
                                                   ---------------------------------------------



                                                        Vista                     Voyager
                                                   -----------------        --------------------
FROM OPERATIONS
Net investment income (loss)                              $ 897,103                $  (273,748)
Net realized gains (losses)                                   6,633                     (2,395)
Change in unrealized gains (losses)                       2,138,192                 24,743,740
                                                   -----------------        --------------------


Change in net assets resulting from operations            3,041,928                 24,467,597
                                                   -----------------        --------------------

FROM CAPITAL TRANSACTIONS
Deposits                                                  6,530,416                 47,654,070
Benefit payments                                             (3,766)                   (28,233)
Payments on termination                                     (72,861)                  (760,755)
Contract maintenance charges                                 (1,641)                   (12,609)
Transfers among the sub-accounts
  and with the Fixed Account - net                        4,985,435                 39,938,356
                                                   -----------------        --------------------

Change in net assets resulting
  from capital transactions                              11,437,583                 86,790,829
                                                   -----------------        --------------------

INCREASE (DECREASE) IN NET ASSETS                        14,479,511                111,258,426

NET ASSETS AT BEGINNING OF PERIOD                                 -                          -
                                                   -----------------        --------------------

NET ASSETS AT END OF PERIOD                             $14,479,511              $ 111,258,426
                                                   =================        =====================


See notes to financial statements.

ALLSTATE LIFE INSURANCE COMPANY SEPARATE ACCOUNT A


NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------


1.    ORGANIZATION

      Allstate Life Insurance Company Separate Account A (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company ("Allstate"). The assets of the Account are legally segregated from those of Allstate. Allstate is a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation.

      Allstate issues the Putnam Allstate Advisor ("Advisor") and Putnam Allstate Advisor A ("Advisor A") contracts, the deposits of which are invested at the direction of contractholders in sub-accounts that comprise the Account. Absent any guarantees wherein Allstate contractually guarantees either a minimum return or account value to the beneficiaries of the contractholders in the form of a death benefit, the contractholders bear the investment risk that the sub-accounts may not meet their stated objectives. The sub-accounts invest in the Putnam Variable Trust (the "Fund").

      Allstate provides insurance and administrative services to the contractholders for a fee. Allstate also maintains a Fixed Account, to which contractholders may direct their deposits and receive a fixed rate of return. Allstate has sole discretion to invest the assets of the Fixed Account.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      VALUATION OF INVESTMENTS - Investments consist of shares of the Fund and are stated at fair value based on quoted market prices at December 31, 1999.

      INVESTMENT INCOME - Investment income consists of dividends declared by the Fund and is recognized on the ex-dividend date.

      REALIZED GAINS AND LOSSES - Realized gains and losses represent the difference between the proceeds from sales of portfolio shares by the Account and the cost of such shares, which is determined on a weighted average basis.

      FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in the Internal Revenue Code ("Code"). As such, the operations of the Account are included with and taxed as a part of Allstate. Allstate is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account as the Account did not generate taxable income.

      USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3.    EXPENSES

      CONTRACT MAINTENANCE CHARGE - Allstate deducts from the contractholder's account an annual maintenance charge of $30 on each Advisor contract anniversary and guarantees that this charge will not increase over the life of the contract. This charge will be waived if certain conditions are met. There is no contract maintenance charge on the Advisor A contract.

      MORTALITY AND EXPENSE RISK CHARGE - Allstate assumes mortality and expense risks related to the operations of the Account and deducts charges from the contractholder's account daily based on the average daily net assets of the Account. The mortality and expense risk charge covers insurance benefits available with the contract and certain expenses of the contract. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the contract. Allstate guarantees that the amount of this charge will not increase over the life of the contract. At the contractholder's discretion, additional options, primarily death benefits, may be purchased for an additional charge.

      RETIREMENT INCOME GUARANTEE CHARGE - Allstate deducts from the contractholder's account a separate charge for each Retirement Income Guarantee Rider. The charge will range from 0.05% to 0.15% annually for Retirement Income Guarantee Rider 1 and 0.30% to 0.50% annually for Retirement Income Guarantee Rider 2.

      SALES CHARGE - Allstate may deduct a sales charge on all purchase payments of the Advisor A. The charge, which varies inversely in relation to the purchase payment, ranges from 5.75% to 0.50% of the purchase payment. A sales charge may be reduced if the contractholder meets certain requirements.

4.    FINANCIAL INSTRUMENTS

      The investments of the Account are carried at fair value, based upon quoted market prices. Accrued contract maintenance charges are of a short-term nature. It is assumed that their carrying value approximates fair value.

ALLSTATE LIFE INSURANCE COMPANY SEPARATE ACCOUNT A

Notes to Financial Statements
(unaudited)

5. UNITS OUTSTANDING AND ACCUMULATION UNIT VALUE
(Units in whole amounts)

                                                                                                    Putnam Allstate Advisor with
                                                              Putnam Allstate Advisor             Enhanced Beneficiary Protection
                                                        --------------------------------------  ----------------------------------
                                                                               Accumulation                          Accumulation
                                                         Units Outstanding      Unit Value      Units Outstanding     Unit Value
                                                        December 31, 1999   December 31, 1999   December 31, 1999  December 31, 1999
                                                        ------------------  -----------------   -----------------  -----------------
Investments in the Putnam Variable Trust Sub-Accounts:
          Asia Pacific Growth                                241,341              17.44                 32,678           17.42
          Diversified Income                               1,112,113               9.87                408,577            9.86
          The George Putnam Fund of Boston                 2,629,405               9.30                487,965            9.29
          Global Asset Allocation                            216,789              10.70                 44,565           10.69
          Global Growth                                      809,571              15.66                274,617           15.65
          Growth and Income                                0,446,547               9.17              3,225,308            9.16
          Health Sciences                                  1,037,948              10.60                293,891           10.59
          High Yield                                         688,505               9.93                223,608            9.92
          Income                                             994,313               9.71                271,083            9.70
          International Growth                             1,416,491              14.43                429,465           14.41
          International Growth and Income                    515,493              10.97                136,651           10.96
          International New Opportunities                    389,045              18.13                133,941           18.12
          Investors                                        5,517,617              12.17              1,309,524           12.16
          Money Market                                     1,261,646              10.23                386,731           10.22
          New Opportunities                                2,351,890              15.69                730,176           15.68
          New Value                                          626,816               8.80                137,044            8.79
          OTC & Emerging Growth                              697,007              19.84                181,669           19.82
          Research                                         1,575,893              11.60                369,070           11.59
          Small Cap Value                                    451,498              10.30                140,296           10.29
          Utilities Growth and Income                        585,124               9.99                153,652            9.98
          Vista                                              824,655              14.09                202,009           14.07
          Voyager                                          6,006,888              14.33              1,752,111           14.31

ALLSTATE LIFE INSURANCE COMPANY SEPARATE ACCOUNT A

Notes to Financial Statements
(unaudited)


5. UNITS OUTSTANDING AND ACCUMULATION UNIT VALUE

(Units in whole amounts)



                                                                                                  Putnam Allstate Advisor - A with
                                                              Putnam Allstate Advisor - A         Enhanced Beneficiary Protection
                                                        --------------------------------------  ----------------------------------
                                                                               Accumulation                          Accumulation
                                                         Units Outstanding      Unit Value      Units Outstanding     Unit Value
                                                        December 31, 1999   December 31, 1999   December 31, 1999  December 31, 1999
                                                        -----------------   -----------------   -----------------  -----------------
Investments in the Putnam Variable Trust Sub-Accounts:
      Asia Pacific Growth                                       1,911               13.36                   -                   -
      Diversified Income                                          409               10.19                   -                   -
      The George Putnam Fund of Boston                          2,578                9.78                   -                   -
      Global Asset Allocation                                       -                   -                   -                   -
      Global Growth                                             1,404               13.56                   -                   -
      Growth and Income                                        11,859                9.69                   -                   -
      Health Sciences                                           4,191               10.63                   -                   -
      High Yield                                                  691               10.38                   -                   -
      Income                                                        -                   -                   -                   -
      International Growth                                      5,441               12.86               1,229                9.68
      International Growth and Income                           1,515               10.58                   -                   -
      International New Opportunities                           2,773               14.53                   -                   -
      Investors                                                 7,389               11.61                   -                   -
      Money Market                                                938               10.07                   -                   -
      New Opportunities                                         4,104               13.47                   -                   -
      New Value                                                   312               15.16                   -                   -
      OTC & Emerging Growth                                         -                   -                   -                   -
      Research                                                  3,616               11.06                 808               11.06
      Small Cap Value                                           2,352               10.78                   -                   -
      Utilities Growth and Income                                 106                9.61                   -                   -
      Vista                                                     1,448               13.01                   -                   -
      Voyager                                                   9,326               12.95                 694               12.95

                                     PART C
                                OTHER INFORMATION


PART C IS HEREBY AMENDED TO INCLUDE THE FOLLOWING EXHIBITS:

ITEM 24(B) EXHIBITS:

(9) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company

(10)(a)  Independent Auditors' Consent

(10)(b)  Consent of Freedman, Levy, Kroll & Simonds

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, Registrant, Allstate Life Insurance Company Separate Account A, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the Township of Northfield, State of Illinois, on the 1st day of February, 2000.


               ALLSTATE LIFE INSURANCE COMPANY SEPARATE ACCOUNT A
                                  (REGISTRANT)

                       BY: ALLSTATE LIFE INSURANCE COMPANY
                                   (DEPOSITOR)


                                        /s/ Michael J. Velotta
(SEAL)                              By: ----------------------------------------
                                            Michael J. Velotta
                                            Senior Vice President, Secretary and
                                            General Counsel


As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company on the 1st day of February, 2000.


*/LOUIS G. LOWER, II                       Chairman of the Board and Director
--------------------                       (Principal Executive Officer)
   Louis G. Lower, II

*/THOMAS J. WILSON, II                     President and Director
----------------------                     (Principal Operating Officer)
   Thomas J. Wilson, II

/s/ Michael J. Velotta                     Senior Vice President, Secretary,
-----------------------                    General Counsel and Director
   Michael J. Velotta

*/KEVIN R. SLAWIN                          Senior Vice President and Director
------------------                         (Principal Financial Officer)
   Kevin R. Slawin

*/SAMUEL J. PILCH                          Controller
----------------------                     (Principal Accounting Officer)
   Samuel H. Pilch


*/CASEY J. SYLLA                           Chief Investment Officer and Director
---------------------
  Casey J. Sylla

*/MARLA G. FRIEDMAN                        Senior Vice President and Director
---------------------
   Marla G. Friedman

*/JOHN C. LOUNDS                           Senior Vice President and Director
---------------------
   John C. Lounds

*/ By Michael J. Velotta, pursuant to Powers of Attorney previously filed.

                                  EXHIBIT INDEX

EXHIBIT             DESCRIPTION


9(b)                Opinion and Consent of General Counsel

10(a)               Independent Auditor's Consent

10(b)               Consent of Freedman, Levy, Kroll & Simonds